Other Income - Summary of Other Income (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income Expense [Abstract]
Government grants and tax incentives	¥ 10,061	¥ 1,584
Total grants	¥ 10,061	¥ 1,584